iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .3%
General Dynamics Corp. .................... 280,140 $ 61,165,768
HEICO Corp.
(a)
.......................... 52,806 8,905,204
Huntington Ingalls Industries, Inc. .............. 61,464 12,394,830
Lockheed Martin Corp. ..................... 398,451 185,060,567
Northrop Grumman Corp. ................... 317,756 146,571,310
414,097,679
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 380,680 4,880,318
a
Banks  —  0 .3%
First Citizens BancShares, Inc. , Class A .......... 14,804 14,910,293
First Horizon Corp. ........................ 709,477 12,451,321
27,361,614
a
Beverages  —  3 .6%
Molson Coors Beverage Co. , Class B ........... 157,548 9,370,955
Monster Beverage Corp.
(b)
................... 889,287 49,800,072
PepsiCo, Inc. ........................... 1,518,189 289,807,098
348,978,125
a
Biotechnology  —  11 .6%
AbbVie, Inc. ............................ 2,073,079 313,283,698
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 202,814 40,400,549
Amgen, Inc. ............................ 885,413 212,268,913
Biogen, Inc.
(b)
........................... 194,985 59,320,287
Gilead Sciences, Inc. ...................... 2,283,305 187,710,504
Neurocrine Biosciences, Inc.
(b)
................ 132,275 13,365,066
Regeneron Pharmaceuticals, Inc.
(b)
............. 132,667 106,371,074
Vertex Pharmaceuticals, Inc.
(b)
................ 535,981 182,624,806
1,115,344,897
a
Capital Markets  —  1 .6%
Charles Schwab Corp. (The) ................. 1,582,370 82,663,009
FactSet Research Systems, Inc. ............... 30,919 12,729,043
LPL Financial Holdings, Inc. .................. 147,466 30,796,799
Raymond James Financial, Inc. ............... 267,843 24,247,827
150,436,678
a
Chemicals  —  1 .7%
Albemarle Corp. ......................... 168,711 31,289,142
CF Industries Holdings, Inc. .................. 340,643 24,383,226
Corteva, Inc. ............................ 1,176,794 71,925,649
FMC Corp. ............................. 120,774 14,925,251
Mosaic Co. (The) ......................... 307,069 13,157,907
RPM International, Inc. ..................... 148,481 12,179,896
167,861,071
a
Commercial Services & Supplies  —  0 .2%
Rollins, Inc. ............................. 351,385 14,846,016
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(b)
..................... 256,195 41,032,191
Motorola Solutions, Inc. .................... 185,771 54,133,670
95,165,861
a
Construction & Engineering  —  0 .3%
Quanta Services, Inc.
(a)
..................... 193,318 32,794,465
a
Consumer Staples Distribution & Retail  —  1 .0%
Dollar General Corp. ...................... 255,677 56,622,228
Dollar Tree, Inc.
(a) (b)
....................... 277,849 42,708,170
99,330,398
a
Security Shares Value
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 267,293 $ 44,988,085
a
Electric Utilities  —  1 .0%
Constellation Energy Corp. .................. 758,107 58,677,482
NRG Energy, Inc. ......................... 302,875 10,349,238
PG&E Corp.
(a) (b)
.......................... 1,806,481 30,908,890
99,935,610
a
Electrical Equipment  —  0 .2%
Hubbell, Inc. ............................ 79,348 21,370,003
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(b)
................. 218,448 31,596,319
a
Energy Equipment & Services  —  1 .6%
Halliburton Co. .......................... 1,043,838 34,185,694
Schlumberger Ltd. ........................ 2,356,643 116,300,332
150,486,026
a
Financial Services  —  0 .1%
Jack Henry & Associates, Inc. ................ 83,959 13,713,863
a
Food Products  —  3 .4%
Archer-Daniels-Midland Co. .................. 934,230 72,944,678
Campbell Soup Co. ....................... 338,171 18,362,685
General Mills, Inc. ........................ 1,072,273 95,035,556
Hershey Co. (The) ........................ 225,717 61,634,284
J M Smucker Co. (The) ..................... 152,704 23,579,025
Kellogg Co. ............................. 399,847 27,897,325
Lamb Weston Holdings, Inc. ................. 253,385 28,330,977
327,784,530
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 118,381 13,512,007
a
Health Care Providers & Services  —  12 .4%
AmerisourceBergen Corp. ................... 201,173 33,565,715
Cardinal Health, Inc. ....................... 584,797 48,011,834
Centene Corp.
(a) (b)
........................ 621,781 42,859,364
Cigna Group (The) ........................ 601,595 152,377,997
CVS Health Corp. ........................ 1,068,547 78,335,181
Elevance Health, Inc. ...................... 293,888 137,730,611
Humana, Inc. ........................... 179,563 95,256,376
McKesson Corp. ......................... 333,240 121,379,338
Molina Healthcare, Inc.
(a) (b)
................... 71,798 21,387,906
UnitedHealth Group, Inc. .................... 950,432 467,698,083
1,198,602,405
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 587,829 9,505,195
a
Hotels, Restaurants & Leisure  —  2 .6%
McDonald's Corp. ........................ 856,513 253,313,720
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 857,707 20,293,348
Vistra Corp. ............................ 317,285 7,570,420
27,863,768
a
Insurance  —  5 .9%
Aflac, Inc. .............................. 750,088 52,393,647
American Financial Group, Inc. ............... 82,971 10,183,031
Arch Capital Group Ltd.
(b)
................... 573,648 43,063,755
Arthur J Gallagher & Co. .................... 245,137 51,003,204
Chubb Ltd. ............................. 408,709 82,379,386
Erie Indemnity Co. , Class A , NVS .............. 58,815 12,782,264

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Everest Re Group Ltd. ..................... 53,829 $ 20,347,362
Globe Life, Inc. .......................... 134,900 14,639,348
MetLife, Inc. ............................ 777,520 47,685,302
Principal Financial Group, Inc. ................ 372,614 27,830,540
Progressive Corp. (The) .................... 1,039,954 141,849,726
Travelers Companies, Inc. (The) ............... 266,211 48,221,460
W R Berkley Corp. ........................ 323,222 19,044,240
571,423,265
a
Machinery  —  1 .2%
Cummins, Inc. ........................... 202,544 47,605,942
IDEX Corp. ............................. 86,334 17,812,431
PACCAR, Inc. ........................... 648,618 48,445,278
113,863,651
a
Metals & Mining  —  0 .3%
Steel Dynamics, Inc. ....................... 243,107 25,270,973
a
Multi-Utilities  —  0 .9%
CenterPoint Energy, Inc. .................... 506,074 15,420,075
Consolidated Edison, Inc. ................... 313,248 30,845,531
Sempra Energy .......................... 277,909 43,212,070
89,477,676
a
Oil, Gas & Consumable Fuels  —  22 .5%
APA Corp. ............................. 435,021 16,030,524
Cheniere Energy, Inc. ...................... 467,682 71,555,346
Chesapeake Energy Corp. .................. 161,130 13,322,228
Chevron Corp. ........................... 2,752,682 464,047,132
ConocoPhillips .......................... 2,335,318 240,280,869
Coterra Energy, Inc. ....................... 1,058,925 27,108,480
Devon Energy Corp. ....................... 1,059,129 56,589,262
Diamondback Energy, Inc. ................... 225,077 32,005,949
EOG Resources, Inc. ...................... 816,965 97,602,809
EQT Corp. ............................. 516,440 17,992,770
Exxon Mobil Corp. ........................ 4,494,232 531,847,415
Hess Corp. ............................. 504,985 73,253,124
HF Sinclair Corp. ......................... 358,361 15,807,304
Marathon Oil Corp. ........................ 1,102,436 26,634,854
Marathon Petroleum Corp. .................. 875,560 106,818,320
Occidental Petroleum Corp. .................. 1,615,253 99,386,517
Ovintiv, Inc. ............................. 276,688 9,982,903
Phillips 66 .............................. 697,021 69,005,079
Pioneer Natural Resources Co. ............... 286,166 62,255,413
Targa Resources Corp. ..................... 200,348 15,132,284
Texas Pacific Land Corp. .................... 14,298 21,127,440
Valero Energy Corp. ....................... 576,651 66,124,570
Williams Companies, Inc. (The) ............... 1,092,443 33,057,325
2,166,967,917
a
Pharmaceuticals  —  11 .9%
Bristol-Myers Squibb Co. .................... 2,944,578 196,609,473
Eli Lilly & Co. ........................... 1,392,771 551,342,328
Merck & Co., Inc. ......................... 3,443,168 397,582,609
1,145,534,410
a
Professional Services  —  1 .7%
Automatic Data Processing, Inc. ............... 453,914 99,861,080
Booz Allen Hamilton Holding Corp. , Class A ....... 240,218 22,993,667
CoStar Group, Inc.
(b)
....................... 490,536 37,746,745
160,601,492
a
Semiconductors & Semiconductor Equipment  —  1 .2%
Enphase Energy, Inc.
(b)
..................... 237,563 39,007,845
First Solar, Inc.
(a) (b)
........................ 212,430 38,785,469
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(b)
.................. 544,724 $ 39,198,339
116,991,653
a
Software  —  0 .4%
Aspen Technology, Inc.
(b)
.................... 50,050 8,858,850
Fair Isaac Corp.
(a) (b)
....................... 36,718 26,728,868
35,587,718
a
Specialty Retail  —  3 .3%
AutoZone, Inc.
(b)
......................... 35,393 94,262,531
O'Reilly Automotive, Inc.
(a) (b)
.................. 123,001 112,830,047
TJX Companies, Inc. (The) .................. 1,379,747 108,751,659
315,844,237
a
Trading Companies & Distributors  —  0 .5%
WW Grainger, Inc. ........................ 66,798 46,462,685
a
Wireless Telecommunication Services  —  1 .7%
T-Mobile U.S., Inc.
(a) (b)
...................... 1,105,974 159,149,659
a
Total Long-Term Investments — 99.8%
(Cost: $ 9,673,766,128 ) ............................... 9,610,943,989
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 52,306,098 52,321,790
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 14,263,005 14,263,005
a
Total Short-Term Securities — 0.7%
(Cost: $ 66,576,806 ) ................................. 66,584,795
Total Investments — 100.5%
(Cost: $ 9,740,342,934 ) ............................... 9,677,528,784
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (45,223,001)
Net Assets — 100.0% ................................. $ 9,632,305,783
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 96,853,224  $ —  $ (44,545,002)
(a)
$ 19,776  $ (6,208) $ 52,321,790  52,306,098  $ 125,287
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 26,127,531  —  (11,864,526)
(a)
—  —  14,263,005  14,263,005  527,856  14
$ 19,776  $ (6,208)
$ 66,584,795
$ 653,143  $ 14
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 100 06/16/23 $ 20,943 $ 1,098,952

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Momentum Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,610,943,989 $ — $ — $ 9,610,943,989
Short-Term Securities
Money Market Funds ...................................... 66,584,795 — — 66,584,795
$ 9,677,528,784 $ — $ — $ 9,677,528,784
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,098,952 $ — $ — $ 1,098,952
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares